Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Accrued Liabilities
Accrued payroll	$ 830	$ 924
Accrued interest	4,896	6,304
Accrued expenses	5,039	4,542
Total	$ 10,765	$ 11,770